Consolidated Statements of Accumulated Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Accumulated Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation reserve arising from translating financial statements of foreign operations	$ (99,613)	$ (84,455)	$ (18,494)
Adjustments arising from translating financial statements from functional currency to presentation currency	89,103	77,367	45,642
Reserve from financial assets measured at fair value through other comprehensive income	5,143	(4,853)	404
Share of other comprehensive income (loss) of companies accounted for at equity	(5,664)	(5,089)	(2,036)
Accumulated other comprehensive income (loss)	$ (11,031)	$ (17,030)	$ 25,516